Liabilities Subject to Compromise - Other Claims (Detail) - Other Claims - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liabilities Subject To Compromise Disclosures [Line Items]
Aggregate amount of the contingencies for claims	R$ 2,929	R$ 3,096
Civil claims of more than R$1,000 and equal to or less than R$5,000
Liabilities Subject To Compromise Disclosures [Line Items]
Percentage reduction on amount of civil claims classified as Class III claims	15.00%
Civil claims of more than R$5,000 and equal to or less than R$10,000
Liabilities Subject To Compromise Disclosures [Line Items]
Percentage reduction on amount of civil claims classified as Class III claims	20.00%
Civil claims of more than R$10,000 and equal to or less than R$150,000
Liabilities Subject To Compromise Disclosures [Line Items]
Percentage reduction on amount of civil claims classified as Class III claims	30.00%
Civil claims of more than R$150,000
Liabilities Subject To Compromise Disclosures [Line Items]
Percentage reduction on amount of civil claims classified as Class III claims	50.00%